Note 15 - Stock Options and Stock-based Employee Compensation - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement, Expense	$ 1,939	$ 145	$ 5,208	$ 703	$ 955	$ 1,561
Research and Development Expense [Member]
Share-based Payment Arrangement, Expense	$ 574	$ 29	$ 1,613	$ 169	232	837
Selling, General and Administrative Expenses [Member]
Share-based Payment Arrangement, Expense					$ 723	$ 724